Inventories	12 Months Ended
Dec. 31, 2025
Inventories [Abstract]
Inventories
Accounting policies
Inventories are valued at the lower of cost and net realizable value, with cost determined on an average cost basis. The cost of finished goods inventories includes direct material, direct labour, and an allocation of overhead based on normal operating capacity.
Inventories at December 31, 2025 were subject to a valuation reserve of $64 million (December 31, 2024 - $18 million) to reflect net realizable value being lower than cost.